Note 7 - Other Borrowed Funds (Detail) - Scheduled Principal Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
	$ 14,285	$ 20,296
Federal Home Loan Bank Advances [Member]
2013	1,329
2014	1,156
2015	1,058
2016	974
2017	901
Thereafter	5,341
	10,759	16,548
Promissory Notes [Member]
2013	1,909
2014	1,617
	3,526	3,748
Federal Reserve Bank Notes [Member]
2013	3,238
2014	2,773
2015	1,058
2016	974
2017	901
Thereafter	5,341
	$ 14,285	$ 20,296